Schedule of Revenue By Geographical Region (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Revenue from External Customer [Line Items]
Total revenue	$ 2,814,239	$ 2,518,137	$ 4,487,924	$ 4,805,608
Western Europe [Member]
Revenue from External Customer [Line Items]
Total revenue	1,025,603	964,996	1,608,338	1,627,587
Central Eastern and Southern Europe [Member]
Revenue from External Customer [Line Items]
Total revenue	67,518	79,256	130,782	133,481
North America [Member]
Revenue from External Customer [Line Items]
Total revenue	1,559,764	1,188,186	2,392,466	2,270,470
Others [Member]
Revenue from External Customer [Line Items]
Total revenue	161,354	285,699	356,338	774,070
Advertising [Member]
Revenue from External Customer [Line Items]
Total revenue	2,495,469	2,458,351	4,033,514	4,613,205
Advertising [Member] | Western Europe [Member]
Revenue from External Customer [Line Items]
Total revenue	1,007,568	946,934	1,571,557	1,587,027
Advertising [Member] | Central Eastern and Southern Europe [Member]
Revenue from External Customer [Line Items]
Total revenue	67,504	79,159	130,756	133,177
Advertising [Member] | North America [Member]
Revenue from External Customer [Line Items]
Total revenue	1,302,204	1,153,882	2,066,503	2,181,933
Advertising [Member] | Other [Member]
Revenue from External Customer [Line Items]
Total revenue	118,193	278,376	264,698	711,068
Content [Member]
Revenue from External Customer [Line Items]
Total revenue	63,994	28,814	131,564	134,477
Content [Member] | Western Europe [Member]
Revenue from External Customer [Line Items]
Total revenue	18,035	18,062	36,781	40,560
Content [Member] | Central Eastern and Southern Europe [Member]
Revenue from External Customer [Line Items]
Total revenue	14	97	26	304
Content [Member] | North America [Member]
Revenue from External Customer [Line Items]
Total revenue	2,784	3,332	3,117	30,611
Content [Member] | Other [Member]
Revenue from External Customer [Line Items]
Total revenue	43,161	7,323	91,640	63,002
Programmatic Advertising [Member]
Revenue from External Customer [Line Items]
Total revenue	254,776	30,972	322,846	57,926
Programmatic Advertising [Member] | North America [Member]
Revenue from External Customer [Line Items]
Total revenue	$ 254,776	$ 30,972	$ 322,846	$ 57,926